Transition disclosures - Effects of the reclassification of financial assets and financial liabilities from IAS 39 categories into the amortised cost category under IFRS 9 (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
From available for sale financial assets under IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Fair value	£ 490
Fair value gain/(loss) that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified	(1)
From financial assets at fair value through the income statement under IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Fair value	86	£ 85
Fair value gain/(loss) that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified	£ 1
Effective interest rate determined on the date of initial application	1.00%
Interest expense recognised for the year ended 31 December 2018	£ 1